As filed with the Securities and Exchange Commission on or about June 27, 2003

                                        Securities Act Registration No. 33-61545
                                Investment Company Act Registration No. 811-7335


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
         Pre-Effective Amendment No.                                         [ ]
                                     --------
         Post-Effective Amendment No.    25                                  [X]
                                      --------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No.    26                                                 [X]
                       -------
                        (Check appropriate box or boxes)

                          STRONG INCOME FUNDS II, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
       Menomonee Falls, Wisconsin                                       53051
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box).

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 27th day of June, 2003.

                                  STRONG INCOME FUNDS II, INC.
                                  (Registrant)


                                  By: /s/ Richard W. Smirl
                                     -----------------------------------------
                                     Richard W. Smirl, Vice President
                                     and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                NAME                                         TITLE                               DATED AS OF

                                                Chairman of the Board (Principal
/s/ Richard S. Strong                           Executive Officer) and a Director                June 27, 2003
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
                                                Accounting Officer)                              June 27, 2003
-----------------------------------------------
John W. Widmer*


                                                Director                                         June 27, 2003
-----------------------------------------------
Willie D. Davis*


                                                Director                                         June 27, 2003
-----------------------------------------------
William F. Vogt*


                                                Director                                         June 27, 2003
-----------------------------------------------
Stanley Kritzik*


                                                Director                                         June 27, 2003
-----------------------------------------------
Neal Malicky*


                                                Director                                         June 27, 2003
-----------------------------------------------
Gordon B. Greer*

* Christopher O. Petersen signs this document pursuant to the power of attorney filed with this Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A.


                                               By: /s/ Christopher O. Petersen
                                                  ------------------------------
                                                  Christopher O. Petersen

                                  EXHIBIT INDEX

                                                                                   EDGAR
EXHIBIT NO.                             EXHIBIT                                  EXHIBIT NO.
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(q)                       Power of Attorney dated June 27, 2003                    EX-99.q
